Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The Company had the following outstanding interest-rate swaps at December 31, 2018:

millions except percentages		Mandatory	Weighted-Average
Notional Principal Amount	Reference Period	Termination Date	Interest Rate
$550	September 2016 - 2046	September 2020	6.418%
$250	September 2016 - 2046	September 2022	6.809%
$100	September 2017 - 2047	September 2020	6.891%
$250	September 2017 - 2047	September 2021	6.570%
$450	September 2017 - 2047	September 2023	6.445%
The following interest-rate swaps were outstanding at December 31, 2018:

millions except percentages		Mandatory	Fixed
Notional Principal Amount	Reference Period	Termination Date	Interest Rate
$250	December 2019 - 2024	December 2019	2.730%
$250	December 2019 - 2029	December 2019	2.856%
$250	December 2019 - 2049	December 2019	2.905%
The following is a summary of the Company’s oil derivative instruments at December 31, 2018:

2019 Settlement
Oil
Three-Way Collars (MBbls/d)	87
Average price per barrel
Ceiling sold price (call)	$72.98
Floor purchased price (put)	$56.72
Floor sold price (put)	$46.72

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following summarizes the fair value of the Company’s derivative instruments at December 31:

millions	Gross Derivative Assets		Gross Derivative Liabilities
Balance Sheet Classification	2018	2017	2018	2017
Commodity derivatives - Anadarko (1)
Other current assets	$300	$7	$(126)	$(1)
Other assets	—	2	—	—
Other current liabilities	1	45	(6)	(206)
Other liabilities	—	—	—	(2)
	301	54	(132)	(209)
Interest-rate derivatives - Anadarko (1)
Other current assets	22	14	—	—
Other assets	34	40	—	—
Other current liabilities	—	—	(82)	(236)
Other liabilities	—	—	(1,156)	(1,183)
	56	54	(1,238)	(1,419)
Interest-rate derivatives - WES
Other current liabilities	—	—	(8)	—
Total derivatives	$357	$108	$(1,378)	$(1,628)

(1)	Excludes amounts related to WES interest-rate swap agreements.
The following summarizes gains and losses related to derivative instruments:

millions
Classification of (Gain) Loss Recognized	2018	2017	2016
Commodity derivatives - Anadarko (1)
Gathering, processing, and marketing sales	$8	$(4)	$6
(Gains) losses on derivatives, net	213	3	147
Interest-rate derivatives - Anadarko (1)
(Gains) losses on derivatives, net	(91)	132	139
Interest-rate derivatives - WES
(Gains) losses on derivatives, net	8	—	—
Total (gains) losses on derivatives, net	$138	$131	$292

(1)	Excludes amounts related to WES interest-rate swap agreements.

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following summarizes the fair value of the Company’s derivative assets and liabilities, by input level within the fair-value hierarchy:

millions	Level 1	Level 2	Level 3	Netting (1)	Collateral	Total
December 31, 2018
Assets
Anadarko (2)
Commodity derivatives	$1	$300	$—	$(127)	$—	$174
Interest-rate derivatives	—	56	—	—	—	56
Total derivative assets	$1	$356	$—	$(127)	$—	$230
Liabilities
Anadarko (2)
Commodity derivatives	$(2)	$(130)	$—	$127	$2	$(3)
Interest-rate derivatives	—	(1,238)	—	—	66	(1,172)
WES
Interest-rate derivatives	—	(8)	—	—	—	(8)
Total derivative liabilities	$(2)	$(1,376)	$—	$127	$68	$(1,183)

December 31, 2017
Assets
Anadarko (2)
Commodity derivatives	$1	$53	$—	$(46)	$(1)	$7
Interest-rate derivatives	—	54	—	—	—	54
Total derivative assets	$1	$107	$—	$(46)	$(1)	$61
Liabilities
Anadarko (2)
Commodity derivatives	$(1)	$(208)	$—	$46	$3	$(160)
Interest-rate derivatives	—	(1,419)	—	—	170	(1,249)
Total derivative liabilities	$(1)	$(1,627)	$—	$46	$173	$(1,409)

(1)	Represents the impact of netting commodity derivative assets and liabilities with counterparties where the Company has the contractual right and intends to net settle.

(2)	Excludes amounts related to WES interest-rate swap agreements.